Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2011
Earnings/(Loss) per Share
Earnings/(Loss) per Share

23.    Earnings/(Loss) per Share

        The following table sets forth the computation of basic and diluted earnings/(losses) per share for the years ended December 31 (in thousands):

	2011	2010	2009
Numerator:
Net income/(loss)	$13,437	$(102,341)	$36,089
Denominator (number of shares):
Basic and diluted weighted average ordinary shares outstanding	109,045.5	75,435.7	54,549.8

        The Warrants issued in 2011 were excluded from the diluted Earnings/(losses) per Share for the year ended December 31, 2011, because they were antidilutive.